Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 18 – QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of selected quarterly financial data (unaudited) for the years ended December 31:

(Dollars in thousands, except per share data)	Interest Income	Net Interest Income	Net Income	Basic Earnings Per Share	Diluted Earnings Per Share

2015
First quarter	$ 5,407	$ 5,014	$ 1,342	$ 0.49	$ 0.49
Second quarter	5,568	5,175	1,517	0.55	0.55
Third quarter	5,463	5,068	1,556	0.57	0.57
Fourth quarter	5,559	5,173	1,607	0.59	0.59

2014
First quarter	$ 5,336	$ 4,898	$ 1,416	$ 0.52	$ 0.52
Second quarter	5,484	5,045	1,522	0.55	0.55
Third quarter	5,435	4,997	1,507	0.55	0.55
Fourth quarter	5,401	4,987	1,439	0.53	0.53

2013
First quarter	$ 5,300	$ 4,692	$ 1,362	$ 0.50	$ 0.50
Second quarter	5,173	4,592	1,247	0.45	0.45
Third quarter	5,235	4,677	1,407	0.51	0.51
Fourth quarter	5,430	4,922	1,224	0.45	0.45